CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 1,521	$ 122	$ 5,072
Trade accounts receivable, net of allowance for doubtful accounts of $0 and $0	91	241	49
Related party notes receivable	200	200	0
Inventories		0	7
Prepaid expenses and other current assets	107	248	787
Net assets of discontinued operations (Note 14)		0	738
Total current assets	1,919	811	6,653
Property, plant and equipment, net	141	162	37
Patents and trademarks, net	933	968	1,105
Other assets	32	52	190
Total assets	3,025	1,993	7,985
Current liabilities:
Accounts payable	812	803	641
Accrued liabilities	205	457	4,109
Accrued dividends	222	571	1,063
Deferred revenue	0	67	8
Short-term debt	1,712	1,712	0
Warrant liabilities		0	1,328
Net liabilities of discontinued operations (Note 14)		0	8,302
Total current liabilities	2,951	3,610	15,451
Long-term liabilities
Warrant liabilities	4,434	0	1,328
Other long-term liabilities	856	609	681
Total liabilities	8,241	4,219	16,132
Shareholders' deficit:
Convertible, redeemable Series A Preferred Stock, $0.001 par value; 10,000,000 shares authorized; 506,936 and 1,299,151 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	0	1	2
Common stock, $0.001 par value; 300,000,000 shares authorized; 191,852,906and 134,467,554 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	187	130	88
Warrants	18,179	24,438	24,438
Additional paid-in capital	162,253	149,064	145,247
Accumulated deficit	(185,835)	(175,859)	(181,923)
Accumulated other comprehensive income		0	1,494
Total Liquidmetal Technologies, Inc. shareholders' deficit		(2,226)	(10,654)
Noncontrolling interest		0	2,507
Total shareholders' deficit	(5,216)	(2,226)	(8,147)
Total liabilities and shareholders' deficit	$ 3,025	$ 1,993	$ 7,985